Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Notes Payable

NOTE 5 NOTES PAYABLE

The Company purchased certain machinery and equipment under two note payable agreements which consist of the following as of September 30, 2015 and December 31, 2014:

	September 30, 2015	December 31, 2014
Note payable, 15.2% interest, monthly payments of $1,328, due February 6, 2016, secured by equipment.	$6,395	$16,938
Note payable, 10.0% interest, monthly payments of $3,161, due January 1, 2016, secured by equipment.	12,337	38,749

Total notes payable	18,732	55,687
Less: current portion of notes payable	(18,732)	(49,994)

Long term portion of notes payable	$—	$5,693

NOTE 7 NOTES PAYABLE

The Company purchased certain machinery and equipment under two note payable agreements which consist of the following as of December 31, 2014 and 2013:

	December 31,
	2014	2013
Note payable, 15.2% interest, monthly payments of $1,328, due February 6, 2016, secured by equipment	$16,938	$29,259
Note payable, 10.0% interest, monthly payments of $3,161, due January 1, 2016, secured by equipment	38,749	71,072

Total notes payable	55,687	100,331
Less: current portion of notes payable	(49,994)	(44,601)

Long term portion of notes payable	$5,693	$55,730